Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Apr. 01, 2019	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance Regulation (in Yuan Renminbi) | ¥			¥ 500,000
Payment terms		1 year	1 year
Allowances for uncollectible amounted receivable		$ 709,366			$ 904,052
Inventory reserve		11,529			12,116
Allowances for uncollectible amounted to suppliers		571,162			965,843
Investment loss		38,885
Short term debts		3,279,000
Shipping and handling expenses		1,661		$ 1,056
Related grants						$ 490,560
Deferred grants		$ 120,148			$ 269,061
Value added tax percentage	13.00%
Concentration risk, percentage		36.00%
Concentration risk, percentage		13.00%	13.00%	14.00%	15.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage					47.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage				10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		20.00%	20.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		28.00%	28.00%	40.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance Regulation (in Yuan Renminbi) | ¥			¥ 500,000
Cash and cash equivalents		$ 603,094			$ 413,404
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		39.00%	39.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		36.00%	36.00%
Shexian Ruibo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance		$ 2,586,999			$ 2,758,228
Ownership interest, percentage		41.67%	41.67%